Schedule of Assumptions, Net Benefit Obligation (Detail)	Dec. 31, 2017	Mar. 31, 2017
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.80%
Rates of annual increase in compensation levels	3.00%
Pension Plans, Defined Benefit | Predecessor
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.25%
Rates of annual increase in compensation levels		3.00%
Other Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.80%
Other Pension Plans, Defined Benefit | Predecessor
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.25%